Other Gains (Losses)	12 Months Ended
Dec. 31, 2017
Disclosure of other gains losses [Abstract]
Disclosure Of Other Gains Losses Explanatory [Text Block]
Note 31 Other Gains (Losses)

Other gains (losses) items are detailed as follows:

	For the years ended as of December 31,
Other gain and (loss)	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Results derivative contracts (1)	(8,010,204)	(10,134,414)	9,839,675
Marketable securities to fair value	293,413	84,133	36,280
Other	-	1,704,374	(1,363,955)
Total	(7,716,791)	(8,345,907)	8,512,000

(1)
Under this concept the Company (payment) or received cash flows amounting to ThCh$ 11,391,103 (payment), ThCh$ 9,698,871 (payment) and ThCh$ 5,419,700 received, corresponding to 2017, 2016 and 2015, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.